Contingencies - Additional Information (Detail) $ in Thousands			1 Months Ended		2 Months Ended	12 Months Ended
	Nov. 26, 2014 MXN ($)	Oct. 01, 2013 ha Proceeding	Sep. 30, 2016 MXN ($)	Feb. 29, 2016	Mar. 31, 2016 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure Of Contingent Liabilities [Line Items]
Area of land | ha		154
Number of legal proceedings filed by the participants in the ejido Valle de Banderas | Proceeding		4
Percentage of maintaining jointly				10.00%
Percentage of capital stock				10.00%
Resolution issued by the Superior Court of Justice of Mexico City						The validity of the company's by-laws Company, which states that Grupo México, S.A.B. de C.V. and Infraestructura y Transportes México, S.A. de C.V. violate the bylaws by maintaining jointly a percentage higher than 10% allowed in Article X of the Company's by-laws, therefore, is order of Grupo México, S.A.B. de C.V. and Infraestructura y Transportes México, S.A. de C.V. The sale of the Series "B" shares which exceed 10% of the share capital and instructs that the sale must be made through a procedure called "Public Offering" under the terms of the law and in accordance with Article XII of the statutes.
Airport Landing Rights [Member]
Disclosure Of Contingent Liabilities [Line Items]
Loss of commercial revenues			$ 2,800		$ 4,100	$ 13,300
Tijuana municipal authority [Member]
Disclosure Of Contingent Liabilities [Line Items]
Payment of property tax	$ 234,780
Amount of bond as collateral	$ 234,780